Convertible Notes: (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Convertible Notes Details [Abstract]
Cash paid to restructure notes	$ 16,887,500
Equity issued to restructure notes	37,858,125
New notes issued to restructure notes	19,302,688
CVR issued to restructure notes	1,030,794
Gain on restructured notes	9,325,893
Total: Restructured notes	84,405,000
Equity: Restructuring costs	(672,248)
Notes: Restructuring costs	(657,770)
CVR: Restructuring costs	(18,303)
Gain: Restructuring costs	(1,236,798)
Total: Restructuring costs	2,585,119
Net Cash	16,887,500
Net Equity	37,185,877
Net Notes	18,644,918
Net CVR	1,012,491
Net Gain	$ 8,089,095